Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Principal Accounting Policies [Abstract]
Schedule of Fair Value Measured on Recurring basis

The following table presents the fair value hierarchy for the Group’s assets that are measured and recorded at fair value on a recurring basis:

		Fair value measurement at reporting date using
	Fair Value as of December 31, 2025	Ouoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV practical expedient
Assets
Investment in equity securities	44,974,376	-	-	-	44,974,376
Total	44,974,376	-	-	-	44,974,376

Schedule of Estimated Useful Lives	Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:
Category	Estimated useful lives	Residual value
Buildings	10 years to 50 years	5%
Electronic devices and other general equipment	2 years to 5 years	0%,5%
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets	0%

Schedule of Contract Liabilities	For the years ended December 31, 2024 and 2025, the movement of contract liabilities were as follows:
	For the years ended December 31,
	2024	2025
Balance at beginning of the year	6,513,072	5,595,491
Receipts during the year	21,467,951	21,036,220
Revenue recognized	(22,385,532)	(18,835,483)
Balance at end of the year	5,595,491	7,796,228

Schedule of Concentration Risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2024		2025
Percentage of the Group’s accounts receivable	Amount	%	Amount	%
Customer A	84,128	53.7	125,890	76.7
Customer B	72,642	46.3	17,070	10.4

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of December 31,
	2024		2025
Percentage of the Group’s accounts payable	Amount	%	Amount	%
Supplier C	*	*	3,742,138	93.1
Supplier A	47,556	12.2	*	*
Supplier E	154,725	39.8	*	*
Supplier F	73,100	18.8	*	*

*	Represent percentage less than 10%